SUBSEQUENT EVENT NOTE	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENT NOTE [Text Block]
14.	SUBSEQUENT EVENT NOTE

Subsequent to December 31, 2016, an aggregate of 327,000 common shares were re-purchased for $44,511 (CAD$58,475) and 257,000 common shares were cancelled at March 28, 2017. Subsequent to December 31, 2016, 162,000 options were exercised for common shares and cash proceeds of $17,500 (CAD$24,300) were raised. Also, 108,000 stock options expired.